Customer Concentration (Tables)	12 Months Ended
Dec. 31, 2012
Customer Concentration (Tables) [Abstract]
Summary of customer concentration

	Number of	Total	Percent of
Concentration by investment:(1)	Properties	Investment(2)	Investment(3)
Genesis HealthCare	177	$2,682,822	15%
Sunrise Senior Living	10	1,087,357	6%
Merrill Gardens	48	1,084,536	6%
Belmont Village	19	896,692	5%
Benchmark Senior Living	35	842,760	5%
Remaining portfolio	684	10,828,842	63%
Totals	973	$17,423,009	100%

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  Genesis is in our seniors housing triple-net segment whereas the other top five customers are in our seniors housing operating segment.
  Excludes our share of investments in unconsolidated entities. Please see Note 7 for additional information.
  Investments with our top five customers comprised 41% of total investments at December 31, 2011.